2016 Omnibus Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
2016 Omnibus Incentive Plan [Abstract]
2016 OMNIBUS INCENTIVE PLAN

NOTE 12 – 2016 OMNIBUS INCENTIVE PLAN

The 2016 Plan was adopted by our board of directors on January 2, 2016 and was subsequently approved by our shareholders. As of March 31, 2018, options to purchase a total of 4,999,900 shares of the Company’s Common Stock were issued under the 2016 Plan, with 1,294,700 options granted having an exercise price of $0.76 per share, 25,000 options granted having an exercise price of $0.865 per share, 2,685,200 options granted having an exercise price of $1.00 per share, 945,000 options granted having an exercise price of $1.25 per share, 25,000 options granted having an exercise price of $1.80 per share, and 25,000 options granted having an exercise price of $2.00 per share. 600,252 options became exercisable immediately upon grant, and the remaining vest in varying amounts ranging from 125,000 annually to monthly increments ranging from 1,250 to 37,500 based on individual stock option agreements. The options have terms as follows: 2,942,200 options have a three-year term from the date they become exercisable; 850,000 options have a four-year term from the date they become exercisable; and 1,207,500 have an eight-year term from the date they become exercisable.

The 2016 Plan is administered by a committee of two or more non-employee independent directors designated by the board. The committee shall perform the requisite duties with respect to awards granted. The committee currently determines to whom awards are made, the timing of any such awards, the type of securities, and number of shares covered by each award, as well as the terms, conditions, performance criteria, restrictions, and other provisions of awards. The committee has the authority to cancel or suspend awards, accelerate the vesting, or extend the exercise period of any awards made pursuant to the 2016 Plan.

Shares Available Under the 2016 Plan

The maximum shares available for issuance under the 2016 Plan are 5,000,000 shares, subject to adjustment as set forth in the 2016 Plan. Any shares subject to an award that expires, is cancelled or forfeited, or is settled for cash shall, to the extent of such cancelation, forfeiture, expiration, or cash settlement, again become available for awards under the 2016 Plan. The committee can issue awards comprised of restricted stock, stock options, stock appreciation rights, stock units, and other awards, as set forth in the 2016 Plan.

Transferability

Except as otherwise provided in the 2016 Plan, (i) during the lifetime of a participant, only the participant or the participant’s guardian or legal representative may exercise an option or stock appreciation right, or receive payment with respect to any other award, and (ii) no award may be sold, assigned, transferred, exchanged, or encumbered, voluntarily or involuntarily, other than by will or the laws of descent and distribution.

Change in Control

In the event of a merger, the surviving or successor entity (or its parent) may continue, assume, or replace outstanding awards as of the date of the relevant transaction, and such awards or replacements therefore shall remain outstanding and be governed by their respective terms. Such awards or replacements can be executed in part on the condition that the contractual obligations represented by the award are expressly assumed by the surviving or successor entity (or its parent), with appropriate adjustments to the number and type of securities subject to the award and the exercise price thereof so as to preserve the intrinsic value of the award existing at the time of the relevant transaction. Alternatively, the surviving or successor entity (or its parent) could issue to a participant a comparable equity-based award that preserves the intrinsic value of the original award existing at the time of the relevant transaction and contains terms and conditions that are substantially similar to those of the award.

If and to the extent that outstanding awards under the 2016 Plan are not continued, assumed, or replaced in connection with a merger or relevant corporate transaction, then all outstanding awards shall become fully vested and exercisable for such period of time prior to the effective date of the relevant transaction as is deemed fair and equitable by the committee, and shall terminate at the effective date of said transaction.

NOTE 12 – 2016 OMNIBUS INCENTIVE PLAN

The 2016 Plan was adopted by our Board of Directors on January 2, 2016 and was subsequently approved by our shareholders. As of December 31, 2017, options to purchase a total of 3,680,200 shares of the Company's common stock were issued under the 2016 Plan, 2,685,200 with an exercise price of $1.00 per share and 945,000 with an exercise price of $1.25 per share and 25,000 with an exercise price of $1.80 per share and 25,000 with an exercise price of $2.00 per share. 454,656 options vested immediately upon grant and the remaining vest in varying amounts ranging from 100,000 annually to monthly increments ranging from 2,083 to 17,000 based on individual stock option agreements. The options have terms as follows: 1,705,200 options have a three-year term starting on each date of vesting, 825,000 options have a four-year term starting on each date of vesting, and 1,150,000 have an eight-year term starting on the date of vesting.

The 2016 Plan is administered by a committee of two or more non-employee independent directors designated by the Board. The committee shall perform the requisite duties with respect to awards granted. The committee currently determines to whom awards are made, the timing of any such awards, the type of securities, and number of shares covered by each award, as well as the terms, conditions, performance criteria, restrictions, and other provisions of awards. The committee has the authority to cancel or suspend awards, accelerate the vesting, or extend the exercise period of any awards made pursuant to the 2016 Plan.

Shares Available under the 2016 Plan

The maximum shares available for issuance under the 2016 Plan are 5,000,000 shares, subject to adjustment as set forth in the 2016 Plan. Any shares subject to an award that expires, is cancelled or forfeited or is settled for cash shall, to the extent of such cancelation, forfeiture, expiration or cash settlement, again become available for awards under the 2016 Plan. The committee can issue awards comprised of restricted stock, stock options, stock appreciation rights, stock units and other awards, as set forth in the 2016 Plan.

Transferability

Except as otherwise provided in the 2016 Plan, (i) during the lifetime of a participant, only the participant or the participant’s guardian or legal representative may exercise an option or stock appreciation right, or receive payment with respect to any other award and (ii) no award may be sold, assigned, transferred, exchanged or encumbered, voluntarily or involuntarily, other than by will or the laws of descent and distribution.

Change in Control

In the event of a merger, the surviving or successor entity (or its parent) may continue, assume or replace outstanding awards as of the date of the relevant transaction and such awards or replacements therefore shall remain outstanding and be governed by their respective terms. Such awards or replacements can be executed in part on the condition that the contractual obligations represented by the award are expressly assumed by the surviving or successor entity (or its parent) with appropriate adjustments to the number and type of securities subject to the award and the exercise price thereof so as to preserve the intrinsic value of the award existing at the time of the relevant transaction. Alternatively, the surviving or successor entity (or its parent) could issue to a participant a comparable equity-based award that preserves the intrinsic value of the original award existing at the time of the relevant transaction and contains terms and conditions that are substantially similar to those of the award.

If and to the extent that outstanding awards under the 2016 Plan are not continued, assumed or replaced in connection with a merger or relevant corporate transaction, then all outstanding awards shall become fully vested and exercisable for such period of time prior to the effective date of the relevant transaction as is deemed fair and equitable by the committee and shall terminate at the effective date of said transaction.